Loss Before Income Tax - Summary of Loss Before Income Tax (Parenthetical) (Details) - USD ($)	3 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Disclosure Of Loss Before Income Tax Line Item
Equity settled share-based payment transactions	$ 4,881,000	$ 804,000
Income Statement Functional Expense Categories
Disclosure Of Loss Before Income Tax Line Item
Equity settled share-based payment transactions	4,881,237	803,798
Income Statement Functional Expense Categories | Research and Development
Disclosure Of Loss Before Income Tax Line Item
Equity settled share-based payment transactions	2,835,722	319,681
Income Statement Functional Expense Categories | Manufacturing and Commercialization
Disclosure Of Loss Before Income Tax Line Item
Equity settled share-based payment transactions	194,316	53,579
Income Statement Functional Expense Categories | Management and Administration
Disclosure Of Loss Before Income Tax Line Item
Equity settled share-based payment transactions	$ 1,851,199	$ 430,538